UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2024

Date of reporting period:	June 1 , 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam New Jersey Tax Exempt Income Fund
Class A [PTNJX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Putnam New Jersey Tax Exempt Income Fund returned 2.97%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within power and state-backed bonds
↑	An overweight position in private higher education bonds

Top detractors from performance:
↓	Security selection within water and sewer, multi-family housing, and transportation bonds
↓	An underweight position in non-rated bonds
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38909-ATSA-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	2.97	0.98	2.08
Class A (with sales charge)	-1.15	0.16	1.67
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$134,417,165
Total Number of Portfolio Holdings*	122
Total Management Fee Paid	$565,482
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38909-ATSA-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38909-ATSA-0724

Putnam New Jersey Tax Exempt Income Fund
Class B [PNJBX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$146	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class B shares of Putnam New Jersey Tax Exempt Income Fund returned 2.35%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within power and state-backed bonds
↑	An overweight position in private higher education bonds

Top detractors from performance:
↓	Security selection within water and sewer, multi-family housing, and transportation bonds
↓	An underweight position in non-rated bonds
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38909-ATSB-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class B (without sales charge)	2.35	0.38	1.58
Class B (with sales charge)	-2.64	0.02	1.58
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$134,417,165
Total Number of Portfolio Holdings*	122
Total Management Fee Paid	$565,482
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38909-ATSB-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38909-ATSB-0724

Putnam New Jersey Tax Exempt Income Fund
Class C [PNJCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Putnam New Jersey Tax Exempt Income Fund returned 2.20%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within power and state-backed bonds
↑	An overweight position in private higher education bonds

Top detractors from performance:
↓	Security selection within water and sewer, multi-family housing, and transportation bonds
↓	An underweight position in non-rated bonds
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38909-ATSC-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.20	0.24	1.45
Class C (with sales charge)	1.20	0.24	1.45
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$134,417,165
Total Number of Portfolio Holdings*	122
Total Management Fee Paid	$565,482
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38909-ATSC-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38909-ATSC-0724

Putnam New Jersey Tax Exempt Income Fund
Class R6 [PNJRX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of Putnam New Jersey Tax Exempt Income Fund returned 3.24%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within power and state-backed bonds
↑	An overweight position in private higher education bonds

Top detractors from performance:
↓	Security selection within water and sewer, multi-family housing, and transportation bonds
↓	An underweight position in non-rated bonds
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38909-ATSR6-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	3.24	1.27	2.34
Class R6 (with sales charge)	3.24	1.27	2.34
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$134,417,165
Total Number of Portfolio Holdings*	122
Total Management Fee Paid	$565,482
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38909-ATSR6-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38909-ATSR6-0724

Putnam New Jersey Tax Exempt Income Fund
Class Y [PNJYX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam New Jersey Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class Y shares of Putnam New Jersey Tax Exempt Income Fund returned 3.23%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	Security selection within power and state-backed bonds
↑	An overweight position in private higher education bonds

Top detractors from performance:
↓	Security selection within water and sewer, multi-family housing, and transportation bonds
↓	An underweight position in non-rated bonds
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38909-ATSY-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class Y (without sales charge)	3.23	1.23	2.33
Class Y (with sales charge)	3.23	1.23	2.33
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$134,417,165
Total Number of Portfolio Holdings*	122
Total Management Fee Paid	$565,482
Portfolio Turnover Rate	13%
*	Includes derivatives, if applicable.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38909-ATSY-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New Jersey Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38909-ATSY-0724

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments (Code of Ethics of Franklin Templeton effective March 4, 2024) with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

May 31, 2024	$46,738	$ —	$7,657	$ —
May 31, 2023	$41,638	$ —	$7,434	$ —

For the fiscal years ended May 31, 2024 and May 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $672,020 and $249,177 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

May 31, 2024	$ —	$664,363	$ —	$ —
May 31, 2023	$ —	$241,743	$ —	$ —

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
New Jersey Tax Exempt Income Fund

Financial Statements and Other Important Information

Annual | May 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Putnam New Jersey Tax Exempt Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam New Jersey Tax Exempt Income Fund (the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

New Jersey Tax Exempt Income Fund 1

The fund’s portfolio 5/31/24

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
G.O. Bonds General Obligation Bonds
GNMA Coll. Government National Mortgage Association Collateralized
NATL National Public Finance Guarantee Corporation
PSFG Permanent School Fund Guaranteed
SIFMA Securities Industry and Financial Markets Association
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.36% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.4%)*	Rating**	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$522,434
5.00%, 10/1/32	A+/F	1,000,000	1,043,666
			1,566,100
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	492,246
			492,246
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	1,400,000	1,198,705
			1,198,705
Colorado (0.9%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	443,620
5.00%, 11/15/37	Aa3	275,000	295,335
5.00%, 11/15/36	Aa3	425,000	458,933
			1,197,888
Delaware (2.6%)
DE River & Bay Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A1	1,000,000	1,065,888
5.00%, 1/1/40	A1	1,865,000	2,016,540
5.00%, 1/1/38	A1	410,000	448,383
			3,530,811
Guam (2.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	575,000	578,658
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,400,000	1,303,316
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	450,000	452,460
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A, 5.25%, 10/1/35	Baa2	265,000	263,559
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/46	A−	535,000	563,775
			3,161,768
Illinois (1.0%)
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/39	Aa3	1,200,000	1,339,416
			1,339,416
Missouri (1.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 4.00%, 3/1/45	A2	1,520,000	1,396,775
			1,396,775
New Jersey (74.3%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,017,763
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,026,566
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	539,130
4.00%, 7/1/47	AA	750,000	694,807
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB−	1,180,000	1,182,656
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	1,000,000	1,057,376
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,272,073
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB−	825,000	762,409
Garden State Preservation Trust Rev. Bonds, Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,918,149
Gloucester Cnty., Impt. Auth. (Rowan U.), BAM, 5.00%, 7/1/54	AA	3,000,000	3,150,202

2 New Jersey Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.4%)* cont.	Rating**	Principal amount	Value
New Jersey cont.
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	$3,500,000	$3,112,360
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	808,393
Monmouth Cnty., Impt. Auth. (The) Rev. Bonds
5.00%, 12/1/42	AAA	500,000	553,927
5.00%, 12/1/40	AAA	500,000	559,498
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	AA−	1,750,000	1,273,577
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	2,000,000	1,869,111
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	935,000	936,125
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	675,000	675,795
(Portal North Bridge), 5.25%, 11/1/42	A2	1,350,000	1,468,784
Ser. SSS, 5.25%, 6/15/39	A2	1,250,000	1,399,479
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A2	1,000,000	1,018,033
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB−	1,000,000	1,003,227
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,798,809
Ser. AAA, 5.00%, 6/15/36 (Prerefunded 12/15/26)	A2	550,000	570,629
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	750,223
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A+	1,250,000	1,290,190
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A2	1,000,000	1,022,405
Ser. B, 5.00%, 11/1/26	A2	3,000,000	3,097,481
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	884,477
Ser. MMM, 4.00%, 6/15/36	A2	1,500,000	1,511,606
Ser. MMM, 4.00%, 6/15/35	A2	1,000,000	1,009,672
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	995,054
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB−	1,000,000	967,420
5.00%, 7/1/38	BBB−	300,000	302,007
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,793,504
NJ State Edl. Fac. Auth. Rev. Bonds
(Higher Ed. Cap, Impt. Fund), Ser. A, 5.25%, 9/1/53	A2	1,000,000	1,076,635
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,233,887
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	511,678
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	242,966
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	188,984
5.00%, 7/1/30	A	616,000	622,744
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,600,821
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	240,143
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	260,370
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	229,667
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	181,168
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	114,167
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(RWJ Barnabas Hlth.), 5.25%, 7/1/54	AA−	1,000,000	1,083,758
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	AA−	2,000,000	2,024,161
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,015,605
(St. Joseph’s Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	1,996,908
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,016,935
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA−	800,000	828,883
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	15,000	15,005
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	AA−	500,000	488,651
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	996,424
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	1,007,420
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.36%, 7/1/36	VMIG 1	3,200,000	3,200,000
NJ State Hsg. & Mtg. Fin. Agcy. Multi-Fam. Conduit Rev. Bonds, (Forest Hill House Preservation Urban Renewal, LLC), Ser. A-1, GNMA Coll., 5.00%, 1/20/66	Aaa	1,875,000	1,861,740
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	535,000	534,880
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA−	1,000,000	1,035,471
Ser. C, 5.00%, 1/1/45 ##	AA−	1,500,000	1,594,510
Ser. B, 5.00%, 1/1/40	AA−	1,000,000	1,029,248
Ser. G, 5.00%, 1/1/37	AA−	500,000	519,104

New Jersey Tax Exempt Income Fund 3

MUNICIPAL BONDS AND NOTES (99.4%)* cont.	Rating**	Principal amount	Value
New Jersey cont.
NJ State Tpk. Auth. Rev. Bonds
Ser. E, 5.00%, 1/1/32 (Prerefunded 1/1/25)	AA−	$1,250,000	$1,257,338
Ser. B, 4.125%, 1/1/54	AA−	1,000,000	963,075
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. CC, 5.50%, 6/15/50	A2	500,000	542,873
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A2	2,000,000	2,019,196
Ser. A, 5.00%, 12/15/34	A2	1,000,000	1,052,037
Ser. A, 5.00%, 12/15/33	A2	1,235,000	1,299,433
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	719,961
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	981,953
Ser. AA, 4.25%, 6/15/44	A2	1,000,000	982,502
Ser. A, 4.00%, 12/15/39	A2	1,000,000	983,507
(Trans. Syst.), Ser. A, zero %, 12/15/33	A2	2,500,000	1,699,805
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	877,614
zero %, 12/15/26	Aa3	1,000,000	907,750
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.25%, 7/1/43	BBB−	670,000	686,637
Piscataway Twp. G.O. Bonds, 2.00%, 10/15/35	AA+	650,000	492,434
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,019,541
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	360,312
4.00%, 8/15/42	AA	350,000	329,911
4.00%, 8/15/37	AA	525,000	519,434
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.25%, 11/1/52	BBB+	2,500,000	2,625,365
5.00%, 11/1/45	BBB+	950,000	977,719
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,167,376
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB−	870,000	875,930
Ser. A, 5.00%, 6/1/36	A−	1,500,000	1,569,522
Union Twp., Union Cnty., G.O. Bonds, 2.00%, 1/15/32	AA+	1,120,000	922,953
			99,879,028
New York (9.1%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	1,979,944
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	600,000	590,239
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,003,779
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,006,619
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,108,135
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,012,873
Ser. 207, 5.00%, 9/15/29	Aa3	550,000	568,247
			12,269,836
Ohio (1.1%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/30	A	845,000	832,759
4.00%, 7/1/28	A	705,000	695,142
			1,527,901
Pennsylvania (0.4%)
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	518,891
			518,891
Puerto Rico (1.0%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	500,000	464,763
4.00%, 7/1/37	BB/P	850,000	824,671
			1,289,434
Texas (2.9%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	2,600,000	2,750,349
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	1,100,000	1,155,105
			3,905,454

4 New Jersey Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (99.4%)* cont.	Rating**	Principal amount	Value
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	$330,000	$349,641
			349,641
Total municipal bonds and notes (cost $137,212,009)			$133,623,894

SHORT-TERM INVESTMENTS (0.4%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	557,304	$557,304
Total short-term investments (cost $557,304)		$557,304

TOTAL INVESTMENTS
Total investments (cost $137,769,313)	$134,181,198

Notes to the fund’s portfolio
	Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $134,417,165.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. For further details regarding security ratings, please see the Statement of Additional Information.
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.7%
	State debt	17.4
	Education	17.3
	Health care	13.4
	Local debt	10.2

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$133,623,894	$—
Short-term investments	—	557,304	—
Totals by level	$—	$134,181,198	$—

The accompanying notes are an integral part of these financial statements.

New Jersey Tax Exempt Income Fund 5

Financial Statements

Statement of assets and liabilities

5/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $137,212,009)	$133,623,894
Affiliated issuers (identified cost $557,304) (Note 5)	557,304
Interest and other receivables	1,864,360
Receivable for shares of the fund sold	286,495
Receivable for investments sold	125,000
Prepaid assets	5,365
Total assets	136,462,418

LIABILITIES
Payable for investments purchased	77
Payable for purchases of delayed delivery securities (Note 1)	1,611,270
Payable for shares of the fund repurchased	93,924
Payable for compensation of Manager (Note 2)	96,049
Payable for custodian fees (Note 2)	4,119
Payable for investor servicing fees (Note 2)	19,971
Payable for Trustee compensation and expenses (Note 2)	53,402
Payable for administrative services (Note 2)	483
Payable for distribution fees (Note 2)	54,296
Distributions payable to shareholders	43,548
Other accrued expenses	68,114
Total liabilities	2,045,253
Net assets	$134,417,165

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$139,855,413
Total distributable earnings (Note 1)	(5,438,248)
Total — Representing net assets applicable to capital shares outstanding	$134,417,165

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($104,655,188 divided by 12,209,540 shares)	$8.57
Offering price per class A share (100/96.00 of $8.57)*	$8.93
Net asset value and offering price per class B share ($45,143 divided by 5,274 shares)**	$8.56
Net asset value and offering price per class C share ($5,836,247 divided by 679,809 shares)**	$8.59
Net asset value, offering price and redemption price per class R6 share ($1,161,710 divided by 135,298 shares)	$8.59
Net asset value, offering price and redemption price per class Y share ($22,718,877 divided by 2,644,308 shares)	$8.59
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6  New Jersey Tax Exempt Income Fund

Statement of operations

Year ended 5/31/24

Investment income
Interest (including interest income of $146,588 from investments in affiliated issuers) (Note 5)	$5,194,196
Total investment income	5,194,196

EXPENSES
Compensation of Manager (Note 2)	565,482
Investor servicing fees (Note 2)	82,919
Custodian fees (Note 2)	10,198
Trustee compensation and expenses (Note 2)	6,528
Distribution fees (Note 2)	315,057
Administrative services (Note 2)	3,657
Other	120,236
Total expenses	1,104,077
Expense reduction (Note 2)	(1,398)
Net expenses	1,102,679
Net investment income	4,091,517

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(206,093)
Total net realized loss	(206,093)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(50,138)
Total change in net unrealized depreciation	(50,138)
Net loss on investments	(256,231)
Net increase in net assets resulting from operations	$3,835,286

The accompanying notes are an integral part of these financial statements.

New Jersey Tax Exempt Income Fund  7

Statement of changes in net assets

	Year ended 5/31/24	Year ended 5/31/23
Increase (decrease) in net assets
Operations
Net investment income	$4,091,517	$3,675,113
Net realized loss on investments	(206,093)	(26,715)
Change in net unrealized depreciation of investments	(50,138)	(2,480,701)
Net increase in net assets resulting from operations	3,835,286	1,167,697
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(216,379)	(4,438)
Class B	(98)	(5)
Class C	(12,326)	(297)
Class R6	(2,118)	(11)
Class Y	(48,426)	(1,119)
From tax-exempt net investment income
Class A	(2,975,916)	(2,771,871)
Class B	(1,643)	(2,958)
Class C	(130,626)	(133,150)
Class R6	(27,616)	(7,582)
Class Y	(765,814)	(740,780)
Increase from capital share transactions (Note 4)	5,158,569	296,401
Total increase (decrease) in net assets	4,812,893	(2,198,113)
Net assets
Beginning of year	129,604,272	131,802,385
End of year	$134,417,165	$129,604,272

The accompanying notes are an integral part of these financial statements.

8  New Jersey Tax Exempt Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
May 31, 2024	$8.59	.26	(.01)	.25	(.27)	(.27)	$8.57	2.97	$104,655.84		3.07	13
May 31, 2023	8.75	.25	(.17)	.08	(.24)	(.24)	8.59	1.02	97,979.86		2.86	18
May 31, 2022	9.69	.23	(.94)	(.71)	(.23)	(.23)	8.75	(7.47)	100,341.82		2.42	12
May 31, 2021	9.18	.23	.52	.75	(.24)	(.24)	9.69	8.21	124,896.82		2.40	13
May 31, 2020	9.35	.25	(.17)	.08	(.25)	(.25)	9.18	.80	119,852.80		2.64	22
Class B
May 31, 2024	$8.58	.21	(.01)	.20	(.22)	(.22)	$8.56	2.35	$45	1.44	2.47	13
May 31, 2023	8.74	.19	(.16)	.03	(.19)	(.19)	8.58	.40	106	1.46	2.24	18
May 31, 2022	9.67	.18	(.94)	(.76)	(.17)	(.17)	8.74	(7.95)	226	1.42	1.81	12
May 31, 2021	9.17	.17	.51	.68	(.18)	(.18)	9.67	7.46	456	1.42	1.81	13
May 31, 2020	9.33	.19	(.16)	.03	(.19)	(.19)	9.17	.28	834	1.43	2.02	22
Class C
May 31, 2024	$8.61	.20	(.01)	.19	(.21)	(.21)	$8.59	2.20	$5,836	1.59	2.32	13
May 31, 2023	8.76	.18	(.15)	.03	(.18)	(.18)	8.61	.37	6,196	1.61	2.11	18
May 31, 2022	9.70	.16	(.94)	(.78)	(.16)	(.16)	8.76	(8.17)	7,065	1.57	1.66	12
May 31, 2021	9.19	.16	.52	.68	(.17)	(.17)	9.70	7.40	11,622	1.57	1.66	13
May 31, 2020	9.36	.17	(.16)	.01	(.18)	(.18)	9.19	.03	14,326	1.58	1.86	22
Class R6
May 31, 2024	$8.61	.29	(.02)	.27	(.29)	(.29)	$8.59	3.24	$1,162.58		3.33	13
May 31, 2023	8.76	.27	(.15)	.12	(.27)	(.27)	8.61	1.41	504.59		3.14	18
May 31, 2022	9.70	.26	(.95)	(.69)	(.25)	(.25)	8.76	(7.22)	121.56		2.64	12
May 31, 2021	9.20	.26	.50	.76	(.26)	(.26)	9.70	8.37	227.56		2.66	13
May 31, 2020	9.36	.27	(.16)	.11	(.27)	(.27)	9.20	1.15	113.57		2.90	22
Class Y
May 31, 2024	$8.61	.29	(.02)	.27	(.29)	(.29)	$8.59	3.23	$22,719.59		3.32	13
May 31, 2023	8.77	.27	(.16)	.11	(.27)	(.27)	8.61	1.28	24,819.61		3.11	18
May 31, 2022	9.71	.26	(.95)	(.69)	(.25)	(.25)	8.77	(7.22)	24,049.57		2.68	12
May 31, 2021	9.20	.25	.52	.77	(.26)	(.26)	9.71	8.47	29,207.57		2.65	13
May 31, 2020	9.37	.27	(.17)	.10	(.27)	(.27)	9.20	1.03	27,104.58		2.86	22

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

New Jersey Tax Exempt Income Fund  9

Notes to financial statements 5/31/24

Unless otherwise noted, the “reporting period” represents the period from June 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam New Jersey Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a non-diversified, open-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek as high a level of current income exempt from federal income tax and New Jersey personal income tax as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and New Jersey personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in tax-exempt investments. Tax-exempt investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and New Jersey personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds may be subject to federal AMT for individuals. These investments are not included for the purpose of complying with the 80% investment policy. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares after 8 years
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6†	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

10   New Jersey Tax Exempt Income Fund

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$1,991,016	$491,576	$2,482,592

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period, there were no material temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $73,892 to decrease undistributed net investment income and $73,892 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$1,834,891
Unrealized depreciation	(5,348,733)
Net unrealized depreciation	(3,513,842)
Undistributed tax-exempt income	601,734
Capital loss carryforward	(2,482,592)
Cost for federal income tax purposes	$137,695,040

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.426% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

New Jersey Tax Exempt Income Fund   11

Putnam Management has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$63,616
Class B	44
Class C	3,751
Class R6	437
Class Y	15,071
Total	$82,919

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,398 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $105, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$254,504
Class B	1.00%	0.85%	592
Class C	1.00%	1.00%	59,961
Total			$315,057

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,272 from the sale of class A shares and received no monies and $518 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

12   New Jersey Tax Exempt Income Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$22,696,337	$16,735,937
U.S. government securities (Long-term)	—	—
Total	$22,696,337	$16,735,937

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,241,933	$19,241,682	1,542,754	$13,296,035
Shares issued in connection with reinvestment of distributions	323,967	2,783,838	273,945	2,343,170
	2,565,900	22,025,520	1,816,699	15,639,205
Shares repurchased	(1,757,275)	(15,103,660)	(1,886,118)	(16,070,392)
Net increase (decrease)	808,625	$6,921,860	(69,419)	$(431,187)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	204	1,741	346	2,956
	204	1,741	346	2,956
Shares repurchased	(7,290)	(60,759)	(13,881)	(117,034)
Net decrease	(7,086)	$(59,018)	(13,535)	$(114,078)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	143,382	$1,231,833	167,445	$1,433,404
Shares issued in connection with reinvestment of distributions	15,935	137,130	14,860	127,253
	159,317	1,368,963	182,305	1,560,657
Shares repurchased	(199,369)	(1,716,779)	(268,914)	(2,301,074)
Net decrease	(40,052)	$(347,816)	(86,609)	$(740,417)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	91,329	$791,222	52,882	$455,459
Shares issued in connection with reinvestment of distributions	3,464	29,734	883	7,588
	94,793	820,956	53,765	463,047
Shares repurchased	(18,023)	(150,934)	(9,059)	(77,859)
Net increase	76,770	$670,022	44,706	$385,188
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	481,130	$4,153,104	814,900	$7,003,993
Shares issued in connection with reinvestment of distributions	53,633	461,675	48,237	413,710
	534,763	4,614,779	863,137	7,417,703
Shares repurchased	(771,688)	(6,641,258)	(724,814)	(6,220,808)
Net increase (decrease)	(236,925)	$(2,026,479)	138,323	$1,196,895

At the close of the reporting period, Putnam Investment Holdings, LLC owned 1,311 class R6 shares of the fund (1.0% of class R6 shares outstanding), valued at $11,261.

New Jersey Tax Exempt Income Fund   13

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P*	$415,812	$31,872,717	$31,731,225	$146,588	$557,304
Total Short-term investments	$415,812	$31,872,717	$31,731,225	$146,588	$557,304
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of New Jersey and may be affected by economic and political developments in that state.

14   New Jersey Tax Exempt Income Fund

Federal tax information (Unaudited)

The fund has designated $3,920,146 of dividends paid from net investment income during the reporting period as tax exempt for federal income tax purposes.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

New Jersey Tax Exempt Income Fund 15

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,794,584	633,565	1,465,327

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,753,791	635,055	1,504,630

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

16 New Jersey Tax Exempt Income Fund

© 2024 Franklin Templeton. All rights reserved.	38909-AFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024